JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.1%
General Dynamics Corp.	7,518	2,882,551
Huntington Ingalls Industries, Inc.	4,392	1,433,768
L3Harris Technologies, Inc.	7,662	2,122,834
RTX Corp.	7,239	1,557,978
Textron, Inc.	14,161	1,207,367
		9,204,498
Automobiles & Parts — 1.6%
Aptiv plc *	16,277	919,162
BorgWarner, Inc.	27,072	1,725,569
Ford Motor Co.	199,598	2,930,099
General Motors Co.	39,640	3,522,410
Gentex Corp.	36,783	859,251
Genuine Parts Co.	10,573	1,314,964
Lear Corp.	8,865	1,158,124
LKQ Corp.	37,199	835,118
		13,264,697
Banks — 5.6%
Bank of America Corp.	71,181	4,409,663
Bank OZK	18,695	959,053
BOK Financial Corp.	5,131	724,959
Citigroup, Inc.	45,618	6,042,104
Citizens Financial Group, Inc.	31,652	2,267,866
Columbia Banking System, Inc.	43,585	1,362,903
Fifth Third Bancorp	45,883	2,592,389
First Hawaiian, Inc.	32,254	896,339
First Horizon Corp.	70,637	1,811,133
FNB Corp.	86,104	1,627,366
Huntington Bancshares, Inc.	99,307	1,692,191
KeyCorp	85,106	1,922,545
M&T Bank Corp.	9,029	2,223,752
PNC Financial Services Group, Inc. (The)	4,737	1,183,634
Popular, Inc. (Puerto Rico)	11,532	2,020,522
Prosperity Bancshares, Inc.	13,605	1,018,606
Regions Financial Corp.	65,684	2,032,920
SouthState Bank Corp.	8,219	863,735
Truist Financial Corp.	54,081	2,803,559
US Bancorp	54,513	3,434,864
Webster Financial Corp.	20,720	1,599,998
Western Alliance Bancorp	17,042	1,371,711
Zions Bancorp NA	21,633	1,507,820
		46,369,632
Beverages — 0.1%
Molson Coors Beverage Co., Class B	26,846	1,115,720
Chemicals — 0.7%
Celanese Corp., Class A	10,960	490,131
CF Industries Holdings, Inc.	10,773	1,348,672

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Eastman Chemical Co.	14,711	1,029,034
LyondellBasell Industries NV, Class A	21,474	1,333,106
Mosaic Co. (The)	49,614	1,097,462
NewMarket Corp.	931	791,499
		6,089,904
Construction & Materials — 1.5%
A O Smith Corp. (a)	22,109	1,329,414
Acuity, Inc.	4,341	1,425,541
AECOM	6,890	498,767
Builders FirstSource, Inc. *	10,139	673,635
CRH plc	25,847	2,455,724
Fortune Brands Innovations, Inc.	31,186	1,536,222
Louisiana-Pacific Corp.	8,862	641,875
Mohawk Industries, Inc. *	8,811	1,084,634
Owens Corning	9,963	1,383,861
Tetra Tech, Inc.	34,801	1,154,001
		12,183,674
Consumer Services — 0.8%
eBay, Inc.	23,941	2,729,513
H&R Block, Inc.	25,533	1,124,218
Lyft, Inc., Class A *	69,669	1,104,950
Service Corp. International	19,866	1,712,251
U-Haul Holding Co. *	5,057	358,592
		7,029,524
Electricity — 1.8%
Clearway Energy, Inc., Class C	43,419	1,377,685
Consolidated Edison, Inc.	20,371	2,217,383
Dominion Energy, Inc.	6,419	444,002
Edison International	27,373	2,008,357
Evergy, Inc.	22,071	1,832,114
Eversource Energy	19,850	1,421,062
Exelon Corp.	50,914	2,332,880
OGE Energy Corp.	34,752	1,645,507
Pinnacle West Capital Corp.	16,064	1,622,303
		14,901,293
Electronic & Electrical Equipment — 1.2%
Johnson Controls International plc	22,340	3,276,384
nVent Electric plc	13,422	2,064,706
Pentair plc	16,354	1,070,206
Sensata Technologies Holding plc	36,515	1,690,279
WESCO International, Inc.	5,897	2,025,561
		10,127,136
Finance & Credit Services — 0.6%
Ally Financial, Inc.	37,603	1,629,338

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
MGIC Investment Corp.	50,296	1,510,892
OneMain Holdings, Inc.	23,885	1,494,723
		4,634,953
Food Producers — 2.2%
Archer-Daniels-Midland Co.	31,690	2,512,066
Bunge Global SA	14,818	1,574,116
Campbell's Co. (The) (a)	40,830	897,443
Conagra Brands, Inc.	70,773	1,026,916
General Mills, Inc.	35,144	1,256,398
Hormel Foods Corp.	39,803	995,473
Ingredion, Inc.	9,832	977,891
J M Smucker Co. (The)	9,324	1,111,980
JBS NV, Class A	73,578	1,031,564
Kraft Heinz Co. (The)	64,585	1,669,522
Lamb Weston Holdings, Inc.	21,175	1,112,746
McCormick & Co., Inc. (Non-Voting)	22,312	1,135,681
Pilgrim's Pride Corp.	28,788	787,640
Post Holdings, Inc. *	9,839	899,383
Tyson Foods, Inc., Class A	20,202	1,170,908
		18,159,727
Gas, Water & Multi-utilities — 0.6%
Duke Energy Corp.	6,568	823,824
MDU Resources Group, Inc.	73,810	1,472,509
National Fuel Gas Co.	10,983	904,011
UGI Corp.	42,538	1,536,473
		4,736,817
General Industrials — 2.1%
Amcor plc	41,752	1,873,830
AptarGroup, Inc.	6,899	924,190
Ball Corp.	20,133	1,306,632
Crown Holdings, Inc.	15,664	1,846,002
Dover Corp.	9,642	1,972,946
Dow, Inc.	31,672	959,345
DuPont de Nemours, Inc.	9,292	1,273,004
Graphic Packaging Holding Co.	84,397	905,580
Packaging Corp. of America	7,973	1,960,082
PPG Industries, Inc.	11,558	1,277,390
Silgan Holdings, Inc.	31,961	1,277,801
Sonoco Products Co.	28,425	1,602,033
		17,178,835
Health Care Providers — 2.2%
Centene Corp. *	23,098	1,437,158
Cigna Group (The)	9,701	2,707,064
Elevance Health, Inc.	8,210	3,085,646
Encompass Health Corp.	10,513	1,167,679
Humana, Inc.	3,921	1,426,695

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Tenet Healthcare Corp. *	8,070	2,056,075
UnitedHealth Group, Inc.	12,256	5,078,886
Universal Health Services, Inc., Class B	7,742	1,304,062
		18,263,265
Household Goods & Home Construction — 0.9%
DR Horton, Inc.	12,333	1,764,359
Lennar Corp., Class A	13,494	1,111,231
NVR, Inc. *	144	885,175
PulteGroup, Inc.	13,238	1,674,210
Toll Brothers, Inc.	10,207	1,489,099
Whirlpool Corp.	20,849	781,838
		7,705,912
Industrial Engineering — 1.6%
AGCO Corp.	13,133	1,341,667
Brunswick Corp.	16,799	1,327,121
CNH Industrial NV	144,474	1,480,859
Cummins, Inc.	5,548	3,518,542
Gates Industrial Corp. Ltd. *	48,483	1,356,554
Snap-on, Inc.	4,820	1,978,176
Stanley Black & Decker, Inc.	13,372	1,264,724
Toro Co. (The)	8,984	825,360
		13,093,003
Industrial Metals & Mining — 0.7%
Alcoa Corp.	24,523	1,109,911
Nucor Corp.	11,182	2,877,017
Reliance, Inc.	4,762	1,933,848
		5,920,776
Industrial Support Services — 3.2%
Accenture plc, Class A	17,371	2,882,196
ADT, Inc.	233,355	1,782,832
Booz Allen Hamilton Holding Corp., Class A	13,273	925,394
Capital One Financial Corp.	17,178	3,590,374
Fidelity National Information Services, Inc.	31,906	1,428,432
Fiserv, Inc. *	26,361	1,421,912
Genpact Ltd.	39,547	1,390,868
Global Payments, Inc.	26,959	2,266,713
Jack Henry & Associates, Inc.	8,009	1,233,706
MSC Industrial Direct Co., Inc., Class A	14,920	1,841,128
PayPal Holdings, Inc.	38,377	2,195,548
Robert Half, Inc. (a)	53,868	2,036,210
Synchrony Financial	28,854	2,186,845
Vontier Corp.	25,956	833,966
Western Union Co. (The) (a)	169,044	1,075,120
		27,091,244

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — 1.7%
Allison Transmission Holdings, Inc.	13,822	1,583,172
FedEx Corp.	9,806	3,014,364
Oshkosh Corp.	10,402	1,481,349
PACCAR, Inc.	21,594	2,865,092
Ryder System, Inc.	6,824	1,749,810
Schneider National, Inc., Class B	20,752	741,677
United Parcel Service, Inc., Class B	23,543	2,453,651
		13,889,115
Investment Banking & Brokerage Services — 1.4%
Bank of New York Mellon Corp. (The)	5,499	859,658
Franklin Resources, Inc.	42,379	1,434,953
Invesco Ltd.	66,483	1,967,897
Jefferies Financial Group, Inc.	18,898	1,031,831
Principal Financial Group, Inc.	19,131	2,175,195
State Street Corp.	15,933	2,934,221
T. Rowe Price Group, Inc.	5,559	621,218
Voya Financial, Inc.	7,174	713,311
		11,738,284
Leisure Goods — 0.9%
Garmin Ltd.	8,969	2,634,913
Hasbro, Inc.	14,380	1,350,857
Mattel, Inc. *	42,415	640,042
Pool Corp.	3,510	651,842
Thor Industries, Inc.	15,017	1,125,824
YETI Holdings, Inc. *	21,458	1,050,155
		7,453,633
Life Insurance — 0.6%
Lincoln National Corp.	25,994	1,185,586
Prudential Financial, Inc.	18,038	2,202,079
Unum Group	16,678	1,436,143
		4,823,808
Media — 1.8%
Fox Corp., Class A	22,645	1,318,618
New York Times Co. (The), Class A	14,736	1,103,579
News Corp., Class A	53,036	1,461,672
Nexstar Media Group, Inc.	6,654	1,267,787
Omnicom Group, Inc.	16,691	1,313,582
Sirius XM Holdings, Inc.	37,558	1,112,468
Versant Media Group, Inc.	23,585	848,824
Walt Disney Co. (The)	44,027	4,234,957
Warner Bros Discovery, Inc. *	101,527	2,670,160
		15,331,647
Medical Equipment & Services — 1.2%
Becton Dickinson & Co.	1,792	296,791
Henry Schein, Inc. *	6,494	556,861

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Labcorp Holdings, Inc.	4,641	1,434,997
Medtronic plc	37,664	3,216,129
Quest Diagnostics, Inc.	9,337	2,175,614
Revvity, Inc. (a)	8,519	958,558
Teleflex, Inc.	2,432	332,479
Zimmer Biomet Holdings, Inc.	13,402	1,258,850
		10,230,279
Mortgage Real Estate Investment Trusts — 0.5%
AGNC Investment Corp.	104,667	1,115,750
Annaly Capital Management, Inc.	56,313	1,279,431
Rithm Capital Corp.	121,738	1,202,772
Starwood Property Trust, Inc.	56,922	909,614
		4,507,567
Non-life Insurance — 1.2%
American International Group, Inc.	21,889	1,720,038
Assured Guaranty Ltd.	15,118	1,250,561
Axis Capital Holdings Ltd.	13,280	1,398,650
Everest Group Ltd.	3,273	1,224,593
First American Financial Corp.	19,950	1,496,050
Old Republic International Corp.	36,958	1,596,955
Reinsurance Group of America, Inc.	5,313	1,258,384
		9,945,231
Non-Renewable Energy — 3.6%
APA Corp.	51,821	1,933,960
Chevron Corp.	30,934	6,088,739
Chord Energy Corp.	7,706	1,081,768
Devon Energy Corp.	61,985	2,797,383
EOG Resources, Inc.	9,614	1,429,506
EQT Corp.	21,263	1,133,105
Expand Energy Corp.	14,071	1,323,096
HF Sinclair Corp.	26,986	2,468,409
Kinder Morgan, Inc.	82,412	2,652,018
Matador Resources Co.	20,010	998,299
NOV, Inc.	34,369	667,790
Ovintiv, Inc.	32,122	2,006,340
Permian Resources Corp., Class A	91,503	1,949,929
Valero Energy Corp.	9,215	2,883,374
Viper Energy, Inc.	20,753	925,791
		30,339,507
Personal Care, Drug & Grocery Stores — 0.8%
Albertsons Cos., Inc., Class A	69,025	799,309
CVS Health Corp.	40,184	4,196,415
Kroger Co. (The)	24,274	1,401,581
		6,397,305

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — 1.1%
Columbia Sportswear Co.	14,008	831,795
Crocs, Inc. *	8,809	1,127,640
Deckers Outdoor Corp. *	11,017	1,067,327
Estee Lauder Cos., Inc. (The), Class A	9,458	793,526
NIKE, Inc., Class B	37,207	1,551,904
PVH Corp.	18,092	1,567,853
Ralph Lauren Corp.	4,427	1,683,765
VF Corp.	62,156	890,074
		9,513,884
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.5%
Amgen, Inc.	7,199	2,772,767
Biogen, Inc. *	4,183	848,940
Bristol-Myers Squibb Co.	56,092	3,663,368
Gilead Sciences, Inc.	39,622	5,159,181
Johnson & Johnson	52,671	13,502,211
Merck & Co., Inc.	60,854	7,923,191
Organon & Co.	47,416	642,487
Pfizer, Inc.	156,260	3,908,062
Regeneron Pharmaceuticals, Inc.	1,881	1,434,507
Royalty Pharma plc, Class A	29,869	1,745,246
United Therapeutics Corp. *	3,907	2,022,693
Viatris, Inc.	123,693	2,172,049
		45,794,702
Precious Metals & Mining — 0.1%
Anglogold Ashanti plc (Australia)	12,762	1,012,282
Real Estate Investment Trusts — 2.2%
EPR Properties	24,174	1,500,480
Gaming and Leisure Properties, Inc.	23,201	1,039,173
Host Hotels & Resorts, Inc.	51,633	1,297,537
Kilroy Realty Corp.	24,225	940,415
Kimco Realty Corp.	61,815	1,575,046
Medical Properties Trust, Inc. (a)	179,388	830,566
Millrose Properties, Inc., Class A	31,924	893,234
NNN REIT, Inc.	18,288	869,046
Omega Healthcare Investors, Inc.	37,794	1,913,510
Rayonier, Inc.	32,100	699,138
Rexford Industrial Realty, Inc.	22,072	833,660
Simon Property Group, Inc.	13,206	3,029,060
VICI Properties, Inc., Class A	62,708	1,652,356
Vornado Realty Trust	18,524	729,660
WP Carey, Inc.	6,012	442,483
		18,245,364
Retailers — 3.4%
AutoNation, Inc. *	6,186	1,313,906
Bath & Body Works, Inc.	47,360	952,883
Best Buy Co., Inc.	18,051	1,557,079

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
CarMax, Inc. *	18,570	1,063,318
Dick's Sporting Goods, Inc.	6,542	1,281,643
Dillard's, Inc., Class A (a)	1,639	964,289
Dollar General Corp.	11,776	1,496,141
GameStop Corp., Class A * (a)	46,872	1,018,060
Gap, Inc. (The)	60,505	1,215,545
Home Depot, Inc. (The)	14,535	4,825,039
Lithia Motors, Inc., Class A	4,230	1,630,327
Lowe's Cos., Inc.	8,345	1,734,175
Macy's, Inc.	58,940	1,462,891
Murphy USA, Inc.	1,581	960,869
Penske Automotive Group, Inc.	6,698	1,455,542
Tapestry, Inc.	5,371	818,379
Target Corp.	15,407	2,226,157
Williams-Sonoma, Inc.	9,239	2,112,590
		28,088,833
Software & Computer Services — 18.6%
Adobe, Inc. *	13,505	3,381,787
Akamai Technologies, Inc. *	15,771	1,816,504
Alphabet, Inc., Class A	46,778	16,659,049
Amdocs Ltd.	25,970	1,447,048
Appfolio, Inc., Class A *	4,065	732,472
Autodesk, Inc. *	8,507	1,992,340
Bentley Systems, Inc., Class B (a)	30,685	1,087,476
CACI International, Inc., Class A *	2,776	1,381,754
CCC Intelligent Solutions Holdings, Inc. *	193,657	1,179,371
Cognizant Technology Solutions Corp., Class A	34,660	1,918,431
Docusign, Inc., Class A *	24,164	1,324,912
Dolby Laboratories, Inc., Class A	25,183	1,481,012
DoorDash, Inc., Class A *	13,177	2,584,800
Dropbox, Inc., Class A *	45,222	1,472,428
Dynatrace, Inc. *	26,606	1,179,178
Elastic NV *	15,751	1,036,258
EPAM Systems, Inc. *	12,016	1,268,409
F5, Inc. *	5,490	2,210,109
Figure Technology Solutions, Inc., Class A *	32,933	820,361
Fortinet, Inc. *	17,708	2,867,811
Gartner, Inc. *	7,302	1,102,748
Gen Digital, Inc.	80,973	2,222,709
Gitlab, Inc., Class A *	33,110	1,142,626
GoDaddy, Inc., Class A *	13,681	1,131,966
Guidewire Software, Inc. *	8,568	1,301,822
Hewlett Packard Enterprise Co.	64,148	3,072,689
HubSpot, Inc. *	5,474	1,299,309
Ingram Micro Holding Corp.	14,834	418,467
International Business Machines Corp.	27,084	6,057,337
Intuit, Inc.	10,233	3,234,344

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
KBR, Inc.	38,556	1,411,535
Kyndryl Holdings, Inc. *	93,017	1,260,380
Leidos Holdings, Inc.	11,463	1,325,123
Maplebear, Inc. *	33,594	1,498,292
Match Group, Inc.	53,269	2,099,331
Meta Platforms, Inc., Class A	25,970	14,457,759
Microsoft Corp.	37,680	17,510,650
Nutanix, Inc., Class A *	19,967	1,178,253
Okta, Inc. *	16,276	2,310,053
Oracle Corp.	46,581	6,049,475
Parsons Corp. *	23,420	1,035,398
Paycom Software, Inc.	12,116	1,986,539
Pegasystems, Inc.	27,431	838,017
People, Inc. *	31,635	1,315,067
Pinterest, Inc., Class A *	55,326	1,328,377
PTC, Inc. *	9,798	1,344,286
Reddit, Inc., Class A *	7,882	1,108,761
RingCentral, Inc., Class A	24,501	1,362,746
Roper Technologies, Inc.	6,155	2,412,575
Salesforce, Inc.	27,840	5,123,117
Science Applications International Corp.	14,924	1,748,048
ServiceNow, Inc. *	4,305	478,845
SS&C Technologies Holdings, Inc.	23,764	1,831,016
Synopsys, Inc. *	5,684	2,209,712
Toast, Inc., Class A *	43,487	1,403,326
Twilio, Inc., Class A *	11,501	2,269,722
Tyler Technologies, Inc. *	3,665	1,134,684
UiPath, Inc., Class A * (a)	87,676	1,118,746
Unity Software, Inc. *	48,374	1,533,940
VeriSign, Inc.	4,722	1,369,475
Workday, Inc., Class A *	10,589	1,697,840
Zoom Communications, Inc., Class A *	23,803	2,286,754
		154,863,369
Technology Hardware & Equipment — 21.5%
Advanced Energy Industries, Inc.	3,136	907,935
Advanced Micro Devices, Inc. *	10,606	5,050,047
Amkor Technology, Inc.	23,047	1,149,354
Amphenol Corp., Class A	36,168	5,812,198
Analog Devices, Inc.	14,879	5,466,693
Apple, Inc.	55,667	17,196,093
Applied Materials, Inc.	17,601	8,935,500
Arrow Electronics, Inc. *	8,526	1,846,476
Avnet, Inc.	20,329	1,806,028
Broadcom, Inc.	40,873	15,911,041
CDW Corp.	13,889	2,052,933
Cirrus Logic, Inc. *	11,355	1,468,769
Corning, Inc.	26,855	3,712,704

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Dell Technologies, Inc., Class C	10,903	4,419,749
Entegris, Inc.	14,516	1,728,130
Flex Ltd. *	19,317	2,197,309
GLOBALFOUNDRIES, Inc.	23,425	1,171,016
HP, Inc.	86,745	2,365,536
Intel Corp. *	110,716	9,986,583
IPG Photonics Corp. *	3,715	315,998
Jabil, Inc.	6,669	2,101,068
KLA Corp.	29,949	5,475,276
Lam Research Corp.	29,780	8,726,136
Marvell Technology, Inc.	20,687	3,880,054
Microchip Technology, Inc.	26,957	2,002,636
Micron Technology, Inc.	17,139	14,105,911
Monolithic Power Systems, Inc.	181	258,111
NetApp, Inc.	14,743	2,631,625
NVIDIA Corp.	71,778	14,409,433
ON Semiconductor Corp. *	23,071	1,882,824
Onto Innovation, Inc. *	6,283	1,624,658
Qnity Electronics, Inc.	15,788	2,071,070
Qorvo, Inc. *	18,894	1,711,230
QUALCOMM, Inc.	31,260	4,614,289
Sanmina Corp. *	4,319	801,434
Skyworks Solutions, Inc.	26,024	1,620,775
Super Micro Computer, Inc. *	67,451	1,915,608
TD SYNNEX Corp.	7,681	1,964,032
Texas Instruments, Inc.	25,776	7,107,474
Universal Display Corp.	16,134	1,293,301
Western Digital Corp.	10,503	5,722,455
		179,419,492
Telecommunications Equipment — 0.9%
Cisco Systems, Inc.	64,829	7,519,516
Telecommunications Service Providers — 1.4%
AT&T, Inc.	195,751	4,551,211
Comcast Corp., Class A	106,130	2,542,875
Millicom International Cellular SA (Guatemala)	9,236	881,853
Verizon Communications, Inc.	75,628	3,540,146
		11,516,085
Tobacco — 0.5%
Altria Group, Inc.	56,215	3,841,171
Travel & Leisure — 2.5%
Aramark	23,842	1,358,279
Boyd Gaming Corp.	17,105	1,454,951
Carnival Corp. Ltd.	57,446	1,597,573
Churchill Downs, Inc.	8,638	728,184
Darden Restaurants, Inc.	8,279	1,685,439
Delta Air Lines, Inc.	34,611	3,026,386

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Expedia Group, Inc.	5,124	1,510,248
MGM Resorts International *	34,341	1,530,578
Restaurant Brands International, Inc. (Canada)	15,162	1,122,291
Travel + Leisure Co.	19,553	1,486,419
United Airlines Holdings, Inc. *	21,684	2,630,920
Vail Resorts, Inc. (a)	5,493	820,544
Wyndham Hotels & Resorts, Inc.	12,091	905,132
Wynn Resorts Ltd.	10,637	1,056,361
		20,913,305
Total Common Stocks (Cost $696,701,375)		832,454,989
Short-Term Investments — 1.0%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $1,661,397)	1,661,397	1,661,397
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $6,544,249)	6,544,250	6,544,250
Total Short-Term Investments (Cost $8,205,646)		8,205,647
Total Investments — 100.9% (Cost $704,907,021)		840,660,636
Liabilities in Excess of Other Assets — (0.9)%		(7,164,931)
NET ASSETS — 100.0%		833,495,705

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $6,275,057.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/18/2026	USD	752,125	14,521

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$840,660,636	$—	$—	$840,660,636
Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,521	$—	$—	$14,521

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$2,863,860	$90,392,277	$86,711,887	$—	$—	$6,544,250	6,544,250	$279,571	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	212,057	17,426,784	15,977,444	—	—	1,661,397	1,661,397	32,420	—
Total	$3,075,917	$107,819,061	$102,689,331	$—	$—	$8,205,647		$311,991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.